Post-retirement benefits - Summary of movement in present value of obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (1,551)	$ (2,499)
Changes in net defined benefit liability (asset) [abstract]
Current employer service costs	125	165	$ 155
Past service cost	0	36	(4)
Curtailment gains	0	(2)	(1)
Settlements	(51)	(5)	(1)
Interest	(58)	(79)	(79)
Actuarial losses to equity accounted units	1,295	(1,382)	855
Arrangements divested	(5)	(10)
Currency exchange rate (loss)/gain	(20)	91
Ending balance	(1,730)	(1,551)	(2,499)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(680)
Changes in net defined benefit liability (asset) [abstract]
Current employer service costs	119
Past service cost	0
Curtailment gains	0
Settlements	(51)
Interest	(22)
Arrangements divested	(5)
Currency exchange rate (loss)/gain	(3)
Ending balance	(831)	(680)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(871)
Changes in net defined benefit liability (asset) [abstract]
Arrangements divested	0
Currency exchange rate (loss)/gain	(17)
Ending balance	(899)	(871)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(14,754)	(17,645)
Changes in net defined benefit liability (asset) [abstract]
Current employer service costs	(125)	(165)
Past service cost	0	(36)
Curtailment gains	0	2
Settlements	638	299
Interest	(476)	(503)
Contributions by plan participants	(23)	(24)
Benefits paid	862	915
Experience gains	111	32
Actuarial losses to equity accounted units	(1,447)	1,349
Changes in demographic assumptions gain/(loss)	41	1
Arrangements divested	(5)	94
Currency exchange rate (loss)/gain	(475)	927
Ending balance	(15,653)	(14,754)	$ (17,645)
Present value of defined benefit obligation [Member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(13,883)
Changes in net defined benefit liability (asset) [abstract]
Current employer service costs	(119)
Past service cost	0
Curtailment gains	0
Settlements	638
Interest	(440)
Contributions by plan participants	(23)
Benefits paid	828
Experience gains	48
Actuarial losses to equity accounted units	(1,355)
Changes in demographic assumptions gain/(loss)	15
Arrangements divested	(5)
Currency exchange rate (loss)/gain	(458)
Ending balance	(14,754)	(13,883)
Present value of defined benefit obligation [Member] | Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(871)
Changes in net defined benefit liability (asset) [abstract]
Current employer service costs	(6)
Past service cost	0
Curtailment gains	0
Settlements	0
Interest	(36)
Contributions by plan participants	0
Benefits paid	34
Experience gains	63
Actuarial losses to equity accounted units	(92)
Changes in demographic assumptions gain/(loss)	26
Arrangements divested	0
Currency exchange rate (loss)/gain	(17)
Ending balance	$ (899)	$ (871)